Income taxes - Reconciliation of the statutory income tax rate and effective income tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax
Income before income taxes	$ 340,093	$ 7,069,238	$ 7,059,868	$ 5,292,825
Current ISR		2,205,939	2,167,380	1,653,920
Deferred ISR		(72,925)	(127,938)	(278,400)
Income tax expense	$ 102,617	2,133,014	2,039,442	1,375,520
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		(12,243)	78,518	212,327
Statutory rate		$ 2,120,771	$ 2,117,960	$ 1,587,847
Effective rate (as a percent)	30.17%	30.17%	28.89%	25.99%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes. (as a percent)	(0.17%)	(0.17%)	1.11%	4.01%
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%